Operating Segments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment reporting
Revenues	$ 117,029	$ 257,178	$ 839,359	$ 948,911
Income (loss) from Operations	(2,117,091)	(2,150,689)	(7,697,940)	(14,238,904)
Amortization and Depreciation Expense	1,588	1,785	6,554	24,562
Other (Expense) Income, Net	201,764	(56,617)	(210,593)	(714,370)
Share-Based Compensation	59,961	73,634	370,182	333,389
Identifiable Assets	$ 8,058,385		$ 9,797,326	14,279,717
Number of operating segments | segment	2		2
Operating Segments [Member] | Specialized BioTherapeutics [Member]
Segment reporting
Revenues	$ 117,029	155,365	$ 395,124	31,929
Income (loss) from Operations	(860,604)	(910,377)	(2,812,303)	(7,614,988)
Amortization and Depreciation Expense	953	1,071	3,932	10,087
Other (Expense) Income, Net	7,540	6,082	25,267	102,320
Share-Based Compensation	20,672	27,427	145,683	138,075
Identifiable Assets	301,709		272,099	103,742
Operating Segments [Member] | Public Health Solutions [Member]
Segment reporting
Revenues		101,813	444,235	916,982
Income (loss) from Operations	(45,997)	427	(36,531)	26,612
Amortization and Depreciation Expense	159	178	655	1,681
Share-Based Compensation	588	994	4,782	4,804
Identifiable Assets	120,475		3,976	121,290
Corporate [Member]
Segment reporting
Income (loss) from Operations	(1,210,490)	(1,240,739)	(4,849,106)	(6,650,528)
Amortization and Depreciation Expense	476	536	1,967	12,794
Other (Expense) Income, Net	194,224	(62,699)	(235,860)	(816,690)
Share-Based Compensation	38,701	$ 45,213	219,717	190,510
Identifiable Assets	$ 7,636,201		$ 9,521,251	$ 14,054,685